PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Mar. 31, 2026
Prepaid Expenses And Other Current Assets Net
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

	As of March 31,
	2025	2026
	US$	US$
Current
Deposits	188,277	153,226
GST receivables	36,649	43,889
Prepaid expenses	253,416	1,052,482
Deferred initial public offering (“IPO’’) costs	715,630	-
	1,193,972	1,249,597

Non- Current
Prepaid expenses, non-current	-	1,811,250
	-	1,811,250